Marketable Securities with Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	$ 692,429	$ 639,923
Gross unrealized gains less than one year	3,070	3,901
Gross unrealized losses less than one year	(21)	(285)
Fair value less than one year	695,478	643,539
Amortized cost, over one year through five years	1,777,235	1,506,728
Gross unrealized gains, over one year through five years	15,568	17,075
Gross unrealized losses, over one year through five years	(776)	(3,938)
Fair value, over one year through five years	1,792,027	1,519,865
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	599,614	504,749
Gross unrealized gains less than one year	2,738	3,534
Gross unrealized losses less than one year	(20)	(237)
Fair value less than one year	602,332	508,046
Amortized cost, over one year through five years	1,327,086	1,103,254
Gross unrealized gains, over one year through five years	13,094	14,854
Gross unrealized losses, over one year through five years	(731)	(2,058)
Fair value, over one year through five years	1,339,449	1,116,050
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	59,719	40,088
Gross unrealized gains less than one year	271	238
Fair value less than one year	59,990	40,326
Amortized cost, over one year through five years	382,758	295,235
Gross unrealized gains, over one year through five years	2,170	2,061
Gross unrealized losses, over one year through five years	(39)	(151)
Fair value, over one year through five years	384,889	297,145
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	33,096	95,086
Gross unrealized gains less than one year	61	129
Gross unrealized losses less than one year	(1)	(48)
Fair value less than one year	33,156	95,167
Amortized cost, over one year through five years	64,694	102,161
Gross unrealized gains, over one year through five years	304	160
Gross unrealized losses, over one year through five years	(6)	(1,729)
Fair value, over one year through five years	64,992	100,592
Auction Rate Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, over one year through five years	2,697	6,078
Fair value, over one year through five years	$ 2,697	$ 6,078